SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reportable Segments [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	$ 32,659,236	$ 25,754,473
Cost of revenue	(29,359,389)	(21,486,338)
Other income	703,883	814,457
Selling and marketing expenses	(1,152,522)	(1,562,277)
General and administrative expenses	(7,902,969)	(7,107,000)
Other expenses	(111,423)	(31,918)
Change in fair value of investment property	(44,079)
Net loss on convertible notes designated at FVTPL	(2,617,807)
Net gain on warrant liabilities	1,726,802
Finance cost	(865,273)	(367,270)
Change in fair value of warrant liability		(24,075)
Impairment loss on intangible asset		(4,063,000)
Income tax expenses	(99,272)	(123,038)
Segment (loss)/profit	(7,062,813)	(8,195,986)
Reportable Segments [Member] | IFM services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	16,062,712	14,458,114
Cost of revenue	(14,761,197)	(12,642,786)
Other income	447,403	619,491
Selling and marketing expenses	(47,038)	(44,011)
General and administrative expenses	(4,274,354)	(2,880,204)
Other expenses	(53,060)	(19,964)
Change in fair value of investment property	0
Net loss on convertible notes designated at FVTPL	0
Net gain on warrant liabilities	0
Finance cost	(404,330)	(301,581)
Change in fair value of warrant liability		0
Impairment loss on intangible asset		0
Income tax expenses	(40,674)	(43,972)
Segment (loss)/profit	(3,070,538)	(854,913)
Reportable Segments [Member] | Manpower outsourcing services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	15,551,050	9,578,180
Cost of revenue	(14,115,616)	(7,974,014)
Other income	94,946	99,646
Selling and marketing expenses	(58,909)	(102,815)
General and administrative expenses	(1,298,909)	(894,279)
Other expenses	(53,788)	(11,954)
Change in fair value of investment property	0
Net loss on convertible notes designated at FVTPL	0
Net gain on warrant liabilities	0
Finance cost	(136,295)	(57,933)
Change in fair value of warrant liability		0
Impairment loss on intangible asset		0
Income tax expenses	(18,581)	(58,715)
Segment (loss)/profit	(36,102)	578,116
Reportable Segments [Member] | Other services [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	1,045,474	1,718,179
Cost of revenue	(482,576)	(869,538)
Other income	158,432	95,320
Selling and marketing expenses	(29,285)	(59,380)
General and administrative expenses	(414,705)	(612,822)
Other expenses	(5,517)	0
Change in fair value of investment property	(44,079)
Net loss on convertible notes designated at FVTPL	0
Net gain on warrant liabilities	0
Finance cost	14,867	(7,038)
Change in fair value of warrant liability		0
Impairment loss on intangible asset		(4,063,000)
Income tax expenses	(40,017)	(20,351)
Segment (loss)/profit	202,594	(3,818,630)
Unallocated [Member]
SEGMENT REPORTING - Schedule of Net Profit or Loss (Details) [Line Items]
Segment revenue	0	0
Cost of revenue	0	0
Other income	3,102	0
Selling and marketing expenses	(1,017,290)	(1,356,071)
General and administrative expenses	(1,915,001)	(2,719,695)
Other expenses	942	0
Change in fair value of investment property	0
Net loss on convertible notes designated at FVTPL	(2,617,807)
Net gain on warrant liabilities	1,726,802
Finance cost	(339,515)	(718)
Change in fair value of warrant liability		(24,075)
Impairment loss on intangible asset		0
Income tax expenses	0	0
Segment (loss)/profit	$ (4,158,767)	$ (4,100,559)